ACQUISITIONS AND DROP DOWN TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Fair Value of Assets Acquired and Liabilities Assumed

The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Meadowlark Midstream		$25,376
Current assets	$2,227
Property, plant and equipment	18,795
Other noncurrent assets	4,354
Total assets acquired	25,376
Total liabilities assumed	$—
Net identifiable assets acquired		$25,376

The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Polar Midstream		$216,105
Current assets	$368
Property, plant and equipment	9,755
Other noncurrent assets	7,201
Total assets acquired	17,324
Current liabilities	4,592
Total liabilities assumed	$4,592
Net identifiable assets acquired		12,732
Goodwill		$203,373

Business Combination, Revenue and Net Income Disclosures

Revenues and net income for the previously separate entities and the combined amounts, as presented in these consolidated financial statements follow.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
SMLP revenues	$393,495	$358,046	$338,941
2016 Drop Down Assets revenues (1)	8,867	29,238	14,466
Polar and Divide revenues (1)	—	13,273	22,449
Red Rock Gathering revenues (1)	—	—	11,313
Combined revenues	$402,362	$400,557	$387,169

SMLP net loss	$(40,932)	$(192,212)	$(23,992)
2016 Drop Down Assets net income (loss) (1)	2,745	(35,419)	(32,634)
Polar and Divide net income (1)	—	5,403	6,430
Red Rock Gathering net income (1)	—	—	2,828
Combined net loss	$(38,187)	$(222,228)	$(47,368)

(1) Results are fully reflected in SMLP's results of operations subsequent to closing the respective drop down.